Leases	12 Months Ended
Mar. 31, 2022
Leases
Leases

19. Leases

The Group is a lessee and does not have any leases as a lessor.

All leases are accounted for by recognising a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

The Group has leases for its offices. Each lease is reflected on the balance sheet as a right-of-use asset and a lease liability. The Group does not have leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment.

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

During the year to March 31, 2022, the Group entered into new lease agreement on its existing office. The new leases has a term shorter than 12 months, so the Group has applied the exemption allowed by paragraph 5a in IFRS 16 in respect of short term leases.

During the year to March 31, 2021, the group terminated from its lease early resulting in the right of use asset of $27,069 and lease liability of $27,887 being written off to the profit and loss. A new lease was subsequently entered into in January 2021. The initial recognition resulted in a right of use asset and a lease liability of $104,377 respectively.

Right-of-use assets	Property $
At 1 April 2021	98,579
Derecognition of right of use asset	(97,553)
Impact of Foreign exchange	(1,026)
At 31 March 2022	-

$
At 1 April 2020	30,099
Depreciation of early terminated lease	(4,060)
Early Termination write off	(27,069)
Impact of Foreign exchange	1,030

Additions	104,377
Depreciation of new lease	(5,799)
At 31 March 2021	98,579

Lease Liabilities	31 March 2022	31 March 2021
	$	$
At 1 April	98,760	31,689
Interest expense		740
Lease payments	-	(4,542)
Impact of foreign exchange	(1,207)	-
Derecognition of lease liability	(97,553)	-
Early Termination write off	-	(27,887)
Additions	-	104,378
Interest expense	-	382
Lease payments	-	(6,000)
	-	98,760

Lease liabilities are presented in the statement of financial position as follows:

	31 March 2022	31 March 2021
	$	$
Current	-	34,148
Non-current	-	64,612

	-	98,760

Operating leases

At March 31, 2022 and March 31, 2021, the company had annual commitments under non-cancellable operating leases:

Operating leases which expire:	31 March 2022	31 March 2021
	$	$
Within one year	18,713	-

	18,713	-